Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 802,453	$ 886,336
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	744,276	836,718
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	52,782	45,772
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	4,870	3,114
£
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	446	713
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 79	$ 19